Equity Method Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Summary of Equity Accounted Investees
As of December 31, 2022 and 2021, Company’s equity method accounted investees are as follows:

			Ownership Percentage			Carrying Value
Investee	Principal Activity	Place of Incorporation	December 31, 2022	December 31, 2021		December 31, 2022		December 31, 2021
Heineken (1) (2)	Beverages	The Netherlands	14.8%	14.8%	Ps.	92,282	Ps.	96,349
Coca-Cola FEMSA:
Joint ventures:
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		189		183
Fountain Agua Mineral, L.T.D.A.	Beverages	Brazil	50.0%	50.0%		752		699
Planta Nueva Ecología De Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%		578		18
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar production	Mexico	36.4%	36.4%		3,632		3,348
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)	Canned bottling	Mexico	26.5%	26.5%		157		178
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		100		102
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	29.3%	28.8%		2,267		2,128
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	25.1%	24.7%		388		404
TROP Frutas do Brasil S.A. (“TROP”)	Beverages	Brazil	23.9%	23.6%		13		55
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%		282		263
Other investments in Coca-Cola FEMSA	Various	Various	Various	Various		94		116
Proximity Division - Americas:
Raizen Conveniências	Proximity	Brazil	50.0%	50.0%		2,371		2,567
Other investments (1) (3)	Various	Various	Various	Various		564		889
					Ps.	103,669	Ps.	107,299

(1)Associate.
(2)As of December 31, 2022 and 2021 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represents an economic interest of 14.76% in Heineken Group. The Company has significant influence, mainly, because it participates in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V.; and for the material transactions between the Company and Heineken Group (see Note 30).
(3)Joint ventures.

Summarized Financial Information in Respect of Associate Accounted for Under Equity Method
Summarized financial information in respect of the associate Heineken Group accounted for under the equity method is set out below.

	December 31, 2022				December 31, 2021
Amounts in millions	Peso		Euro		Peso		Euro
Total current assets	Ps.	227,481	€.	11,015	Ps.	222,653	€.	9,578
Total non-current assets		854,803		41,391		912,929		39,272
Total current liabilities		293,050		14,190		281,141		12,094
Total non-current liabilities		336,543		16,296		396,489		17,056
Total equity		452,690		21,920		457,952		19,700
Equity attributable to equity holders		403,765		19,551		403,463		17,356
Total revenue and other income	Ps.	598,072	€.	28,866	Ps.	555,269	€.	23,462
Total cost and expenses		509,333		24,583		449,171		18,979
Net income	Ps.	62,965	€.	3,039	Ps.	83,662	€.	3,535
Net income attributable to equity holders		55,568		2,682		78,668		3,324
Other comprehensive income		6,257		302		31,713		1,340
Total comprehensive income	Ps.	69,222	€.	3,341	Ps.	115,375	€.	4,875
Total comprehensive income attributable to equity holders		62,965		3,039		107,968		4,562

Reconciliation from Equity of Associate to Investment of Company
Reconciliation from the equity of the associate Heineken Group to the investment of the Company.

	December 31, 2022				December 31, 2021
Amounts in millions	Peso		Euro		Peso		Euro
Equity attributable to equity holders of Heineken	Ps.	403,765	€.	19,551	Ps.	403,463	€.	17,356
Economic ownership percentage		14.76%		14.76%		14.76%		14.76%
Investment in Heineken investment exclusive of goodwill and other adjustments	Ps.	59,560	€.	2,884	Ps.	59,534	€.	2,561
Effects of fair value determined by purchase price allocation		14,528		704		16,342		703
Goodwill		18,194		881		20,473		881
Heineken investment	Ps.	92,282	€.	4,469	Ps.	96,349	€.	4,145

Schedule of Company's Share of Other Comprehensive Income from Equity Investees, Net of Taxes
For the year ended December 31, 2022, 2021 and 2020, the Company’s share of other comprehensive income from equity investees, net of taxes are as follows:

	2022		2021		2020
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	Ps.	(286)	Ps.	32	Ps.	(14)
Exchange differences on translating foreign operations		2,655		2,893		(5,934)
Total	Ps.	2,369	Ps.	2,925	Ps.	(5,948)
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	Ps.	267	Ps.	590	Ps.	(111)